Assets and liabilities held-for-sale	12 Months Ended
Dec. 31, 2020
Assets and liabilities held-for-sale
Assets and liabilities held-for-sale

19          Assets and liabilities held‑for‑sale

The assets and liabilities related to Wuhan Pengai Jinggang Aesthetic Medical Clinic Co., Ltd. (“Wuhan Pengai”), a 51% owned subsidiary of the Group, have been presented as held for sale following the approval of the Group’s management and shareholders on 19 July 2016 to dispose of Wuhan Pengai in the PRC as management decided to focus on development of businesses in other group companies.

During the year ended 31 December 2019, the net assets classified as held-for-sale have been fully impaired.

(a)	Assets of subsidiary classified as held‑for‑sale

2018
RMB’000
Property, plant and equipment	3,240
Inventories	116
Cash and cash equivalents	661
Other current assets	327
Total	4,344

(b)	Liabilities of subsidiary classified as held‑for‑sale

2018
RMB’000
Trade and other payables	1,583
Other current liabilities	406
Total	1,989